CREDIT  ASSET                   CREDIT SUISSE ASSET MANAGEMENT, LLC
SUISSE  MANAGEMENT
                                466 Lexington Avenue     Telephone  212 875 3500
                                New York, NY 10017-3140  Telefax    646 658 0728
CREDIT SUISSE FUNDS




                                                                 CSBAL-0302-LET2
                        CREDIT SUISSE BALANCED FUND, INC.

                                                                  March 13, 2002

Dear Shareholder:

      We previously mailed to you a Prospectus/Proxy Statement and a Prospectus/Proxy Statement Supplement relating to the Special Meeting of Shareholders of Credit Suisse Balanced Fund, Inc. (the "Acquired Fund"), scheduled for March 19, 2002 at 2.00 p.m., New York City time, regarding the acquisition of the Acquired Fund by Credit Suisse Large Cap Value Fund (the "Acquiring Fund"), a series of Credit Suisse Capital Funds.

      We are writing today to encourage those shareholders who have not yet voted to exercise their right to vote by utilizing any one of the following voting options:

       1.      Vote Through the Internet.  You may cast your vote using the
               --------------------------
               internet by logging onto the internet address located on the enclosed proxy card and following the instructions on the website.

       2.      Vote by Telephone.  You may cast your vote by touch tone
               ------------------
               telephone by calling the toll free number listed on the enclosed proxy card and following the recorded instructions or, if your account is not held in street name, by calling D.F. King & Co., Inc., the Acquiring Fundproxy solicitor, at (800) 714-3312.

       3.      Vote by Fax.  You may cast your vote by fax by signing,
               ------------
               dating and faxing the enclosed proxy card to D.F. King & Co., Inc., attention: Dominic F. Maurillo at (212) 269-2796.

       4.      Vote by Mail.  You may cast your vote by mail by signing,
               -------------
               dating and mailing the enclosed proxy card in the postage-prepaid return envelope provided.

      We are also writing to you today to inform you of a change in the portfolio managers of the Acquiring Fund, as described in the attached Prospectus/Proxy Statement Supplement.

      IF YOU HAVE ALREADY VOTED, OR IF YOU HAVE GIVEN YOUR BROKER INSTRUCTIONS AS TO HOW YOU WANT YOUR SHARES VOTED AND YOU DO NOT WISH TO CHANGE YOUR VOTE, YOU DO NOT NEED TO DO ANYTHING MORE. IF, HOWEVER, YOU HAVE ALREADY VOTED AND WISH TO CHANGE YOUR VOTE, PLEASE SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PREPAID RETURN ENVELOPE PROVIDED; OR, IF YOU PREFER, YOU CAN CHANGE YOUR VOTE BY USING ANY ONE OF THE OTHER MEANS SET FORTH ABOVE. IF YOUR SHARES ARE HELD IN "STREET NAME" BY YOUR BROKER, YOU MAY REVOKE OR CHANGE YOUR PROXY ONLY BY SUBMITTING INSTRUCTIONS TO YOUR BROKER. ATTENDANCE AT THE SPECIAL MEETING WILL NOT, BY ITSELF, REVOKE A PROXY.


                                                                          over->

Credit Suisse Asset Management Securities, Inc., Distributor
466 Lexington Avenue New York NY 10017-3140, 877-2726872

      For the reasons set forth in the Prospectus/Proxy Statement materials previously delivered to you, THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE ACQUISITION OF YOUR FUND BY THE ACQUIRING FUND.

      If you have any questions regarding anything contained in this letter, please call D.F. King & Co., Inc., toll free at (800) 714-3312.

Sincerely,

/s/ Hal Liebes

Hal Liebes
Secretary of the Acquired Fund

                             YOUR VOTE IS IMPORTANT.
                               PLEASE VOTE TODAY.

                                                                  CSBAL-0302-SUP
                            -------------------------
                      PROSPECTUS/PROXY STATEMENT SUPPLEMENT
                                 MARCH 13, 2002
                            -------------------------

                           PROXY STATEMENT SUPPLEMENT
                        CREDIT SUISSE BALANCED FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

                              PROSPECTUS SUPPLEMENT
                       CREDIT SUISSE LARGE CAP VALUE FUND,
                     A SERIES OF CREDIT SUISSE CAPITAL FUNDS
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

      This Prospectus/Proxy Statement Supplement supplements the Prospectus/Proxy Statement dated January 18, 2002, as supplemented by a Prospectus/Proxy Statement Supplement dated March 1, 2002, that was mailed to shareholders of Credit Suisse Balanced Fund, Inc. (the "Acquired Fund") in connection with the solicitation of proxies by the board of directors of the Acquired Fund for the approval of an agreement and plan of reorganization (the "Plan") between the Acquired Fund and Credit Suisse Large Cap Value Fund (the "Acquiring Fund"), a series of Credit Suisse Capital Funds. The Special Meeting of shareholders of the Acquired Fund (the "Special Meeting") to vote on the Plan is scheduled for March 19, 2002 at 2:00 p.m., New York City time at the offices of the Acquired Fund located at 466 Lexington Avenue, New York, New York 10017.

      This Prospectus/Proxy Statement Supplement is being furnished to the shareholders of the Acquired Fund to inform them of a recent development effecting the Acquiring Fund. Effective April 1, 2002, Roger W. Vogel and Richard J. Hanlon will no longer be Co-Portfolio Managers of the Acquiring Fund. Effective April 1, 2002, Christopher F. Corapi will become the Acquiring Fund's new Portfolio Manager. Mr. Corapi will be supported by the Credit Suisse Value Team.

       Mr. Corapi is the Head of U.S. Equities at Credit Suisse Asset Management, LLC, the Acquiring Fund's investment adviser, which he joined in July 2000 as a Managing Director. Previously, Mr. Corapi spent from 1991 until July 2000 in a number of positions at J.P. Morgan Investment Management ("JPMIM"). During his career at JPMIM, Mr. Corapi was a U.S. equity analyst with a concentration in the energy, basic industry, and consumer cyclical sectors, and last held the position of global head of emerging market equity research. Mr. Corapi holds a B.S. in Business Administration from Alfred University and is a Certified Public Accountant.

VOTING
------

      If you have not already done so, please mail your completed, dated and signed proxy card in the enclosed return envelope as soon as possible so that your shares can be voted at the Special Meeting; or, if you prefer, you may vote in any one of the other means set forth below:

       1.      Vote Through the Internet.  You may cast your vote using the
               --------------------------
               internet by logging onto the internet address located on the enclosed proxy card and following the instructions on the website.

       2.      Vote by Telephone.  You may cast your vote by touch tone
               ------------------
               telephone by calling the toll free number listed on the enclosed proxy card and following the recorded instructions or, if your account is not held in street name by your broker, by calling D.F. King & Co., Inc., the Acquiring Fund's proxy solicitor, at
               (800) 714-3312.

       3.      Vote by Fax.  You may cast your vote by fax by signing,
               ------------
               dating and faxing the enclosed proxy card to D.F. King & Co., Inc., attention: Dominic F. Maurillo at 212-269-2796.

      IF YOU HAVE ALREADY VOTED, OR IF YOU HAVE GIVEN YOUR BROKER INSTRUCTIONS AS TO HOW YOU WANT YOUR SHARES VOTED AND YOU DO NOT WISH TO CHANGE YOUR VOTE, YOU DO NOT NEED TO DO ANYTHING MORE. IF, HOWEVER, YOU HAVE ALREADY VOTED AND WISH TO CHANGE YOUR VOTE, PLEASE SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN THE POSTAGE-PREPAID RETURN ENVELOPE PROVIDED; OR, IF YOU PREFER, YOU CAN CHANGE YOUR VOTE BY USING ANY ONE OF THE OTHER MEANS SET FORTH ABOVE. IF YOUR SHARES ARE HELD IN "STREET NAME" BY YOUR BROKER, YOU MAY REVOKE OR CHANGE YOUR PROXY ONLY BY SUBMITTING INSTRUCTIONS TO YOUR BROKER. ATTENDANCE AT THE SPECIAL MEETING WILL NOT, BY ITSELF, REVOKE A PROXY.
                            -------------------------
           FOR THE REASONS SET FORTH IN THE PROSPECTUS/PROXY STATEMENT PREVIOUSLY DELIVERED TO YOU, THE BOARD OF DIRECTORS OF THE ACQUIRED FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE ACQUISITION OF THE ACQUIRED FUND BY THE ACQUIRING FUND.
                            -------------------------

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